Property Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

	Servers and network equipment	Leasehold improve -ments	Construction in progress RMB million	Office furniture, equipment and others	Total
	RMB ’million	RMB ’million	RMB ’million	RMB ’million	RMB ’million
At January 1, 2021
Cost	315	67	4	66	452
Accumulated depreciation	(204)	(43)	-	(29)	(276)
Net book amount	111	24	4	37	176
Year ended December 31, 2021
Opening net book amount	111	24	4	37	176
Additions	32	81	33	46	192
Business combinations	1	-	-	1	2
Disposals	(1)	(6)	-	(21)	(28)
Depreciation charge	(59)	(19)	-	(21)	(99)
Closing net book amount	84	80	37	42	243
At December 31, 2021
Cost	344	137	37	91	609
Accumulated depreciation	(260)	(57)	-	(49)	(366)
Net book amount	84	80	37	42	243
Year ended December 31, 2022
Opening net book amount	84	80	37	42	243
Transfer from construction in progress	-	7	(7)	-	-
Additions	23	23	102	23	171
Disposals	-	(1)	-	-	(1)
Depreciation charge	(37)	(25)	-	(28)	(90)
Closing net book amount	70	84	132	37	323
At December 31, 2022
Cost	354	166	132	95	747
Accumulated depreciation	(284)	(82)	-	(58)	(424)
Net book amount	70	84	132	37	323

Summary of depreciation charged to consolidated income statements

During the years ended December 31, 2020, 2021 and 2022, depreciation was charged to the consolidated income statements as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Cost of revenues	74	66	46
Selling and marketing expenses	1	-	-
General and administrative expenses	26	33	44
	101	99	90